Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate Owned [Member] | Real Estate Commercial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	$ 100	$ 1,192
Other Real Estate Owned [Member] | Real Estate Commercial [Member]
Assets at Fair Value	100	1,192
Other Real Estate Owned [Member] | Construction and Land Development [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	349
Other Real Estate Owned [Member] | Construction and Land Development [Member]
Assets at Fair Value	349
Fair Value, Measurements, Nonrecurring [Member] | Construction and Land Development [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		3,204
Fair Value, Measurements, Nonrecurring [Member] | Construction and Land Development [Member]
Assets at Fair Value		3,204
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	6,074	16,466
Fair Value, Measurements, Nonrecurring [Member]
Assets at Fair Value	6,074	16,466
Residential 1-4 Family Prime [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	4,697	5,677
Residential 1-4 Family Prime [Member]
Assets at Fair Value	4,697	5,677
Commercial and Industrial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	91
Commercial and Industrial [Member]
Assets at Fair Value	91
Real Estate Commercial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	455	3,477
Real Estate Commercial [Member]
Assets at Fair Value	455	3,477
Construction and Land Development [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	382	1,295
Construction and Land Development [Member]
Assets at Fair Value	382	1,295
Other Real Estate Multifamily [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		864
Other Real Estate Multifamily [Member]
Assets at Fair Value		864
Residential 1-4 Family [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		201
Residential 1-4 Family [Member]
Assets at Fair Value		201
Multifamily [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		556
Multifamily [Member]
Assets at Fair Value		$ 556